Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated March 1, 2022, and the Statement of Additional Information (the “SAI”) dated March 1, 2022 (as revised October 25, 2022) for the iShares 0‑5 Year TIPS Bond ETF (STIP) and the iShares TIPS Bond ETF (TIP) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The Board of Trustees has approved the following changes for each Fund that are expected to be implemented on or around January 31, 2023:

Fund Name and Ticker[1]	Current Underlying Index	New Underlying Index

iShares 0‑5 Year TIPS Bond ETF (STIP)	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0‑5 Years Index (Series‑L)	ICE US Treasury 0‑5 Year Inflation Linked Bond Index

iShares TIPS Bond ETF (TIP)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L)	ICE US Treasury Inflation Linked Bond Index
Change to the “Investment Objective” for STIP
The section of the Summary Prospectus and Prospectus for STIP entitled “Investment Objective” is deleted in its entirety and replaced with the following:
The iShares 0‑5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than or equal to five years.
[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.
Change to the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus for STIP entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE US Treasury 0‑5 Year Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non‑seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Qualifying securities must have less than or equal to five years remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
The first two paragraphs of the section of the Summary Prospectus and Prospectus for TIP entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE US Treasury Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of more than one year. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Qualifying securities must have more than one year remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
The last paragraph of the section of the Summary Prospectus and Prospectus for each Fund entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is owned, maintained and administered by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 0-5 Year TIPS Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated March 1, 2022, and the Statement of Additional Information (the “SAI”) dated March 1, 2022 (as revised October 25, 2022) for the iShares 0‑5 Year TIPS Bond ETF (STIP) and the iShares TIPS Bond ETF (TIP) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The Board of Trustees has approved the following changes for each Fund that are expected to be implemented on or around January 31, 2023:

Fund Name and Ticker[1]	Current Underlying Index	New Underlying Index

iShares 0‑5 Year TIPS Bond ETF (STIP)	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0‑5 Years Index (Series‑L)	ICE US Treasury 0‑5 Year Inflation Linked Bond Index

iShares TIPS Bond ETF (TIP)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L)	ICE US Treasury Inflation Linked Bond Index
Change to the “Investment Objective” for STIP
The section of the Summary Prospectus and Prospectus for STIP entitled “Investment Objective” is deleted in its entirety and replaced with the following:
The iShares 0‑5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than or equal to five years.
[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.
Change to the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus for STIP entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE US Treasury 0‑5 Year Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non‑seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Qualifying securities must have less than or equal to five years remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
The last paragraph of the section of the Summary Prospectus and Prospectus for each Fund entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is owned, maintained and administered by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares TIPS Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated March 1, 2022, and the Statement of Additional Information (the “SAI”) dated March 1, 2022 (as revised October 25, 2022) for the iShares 0‑5 Year TIPS Bond ETF (STIP) and the iShares TIPS Bond ETF (TIP) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The Board of Trustees has approved the following changes for each Fund that are expected to be implemented on or around January 31, 2023:

Fund Name and Ticker[1]	Current Underlying Index	New Underlying Index

iShares 0‑5 Year TIPS Bond ETF (STIP)	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0‑5 Years Index (Series‑L)	ICE US Treasury 0‑5 Year Inflation Linked Bond Index

iShares TIPS Bond ETF (TIP)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L)	ICE US Treasury Inflation Linked Bond Index
[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.
Change to the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus for TIP entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE US Treasury Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of more than one year. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Qualifying securities must have more than one year remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
The last paragraph of the section of the Summary Prospectus and Prospectus for each Fund entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is owned, maintained and administered by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.